Redeemable non-controlling interest - Schedule of Changes in Redeemable Non-controlling Interest (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 38
Ending balance	$ 37
Asia Offshore Drilling Ltd | Redeemable non-controlling interest
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	38	38
Net loss attributable to redeemable non-controlling interest in the period		(1)
Fair value adjustment	(1)	1
Ending balance	$ 37	$ 38
Asia Offshore Drilling Ltd | Redeemable non-controlling interest | Predecessor
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			$ 0
Reclassification from non-controlling interest			150
Net loss attributable to redeemable non-controlling interest in the period			2
Fair value adjustment			(127)
Ending balance			$ 25